Statement of Changes in Net Assets Available for Benefits - EBP 004 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in value of investments	$ 1,723,610
Interest income on notes receivable from participants	6,660
Contributions:
Participants	404,271
Employer	200,132
Employee rollovers	85,567
Total contributions	689,970
Total additions	2,420,240
DEDUCTIONS:
Benefits paid to participants	(2,339,967)
Administrative expenses	1,659
Total deductions	(2,341,626)
INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS BEFORE TRANSFER	78,614
PLAN TO PLAN TRANSFER IN (NOTE 1)	72,562
INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS AFTER TRANSFER	151,176
Net assets available for benefits at beginning of year	11,792,391
Net assets available for benefits at end of year	$ 11,943,567